FINANCE EXPENSES, NET - Disclosure of finance expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Expenses [Abstract]
Interest on bank loans and bank fees	$ 993	$ 964	$ 821
Change in fair value options	(423)	414	0
Finance expenses in respect of loans from others	70	217	248
Finance expenses in respect of shareholders and related companies	(15)	136	27
Finance expenses in respect of other liabilities	167	202	302
Finance expenses in respect of leases liabilities	260	214	379
Financing income in respect of finance sub-lease	0	(2)	(14)
Benefit in respect of government guarantee loans	0	0	(389)
Exchange rate differences	1,968	(490)	2,500
Total Finance Expenses	$ 3,020	$ 1,655	$ 3,874